Balances and Transactions with Related Parties - Summary of Compensation Paid to Members of the Board of Directors (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	$ 2,545,541	$ 2,929,830	$ 2,671,417
Company Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members			327,556
Enel Generacion Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	258,773	287,187
Directors' Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	83,999	97,944	89,388
Hernan Cheyre Valenzuela [Member] | Enel Generacion Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	67,914
Hernan Cheyre Valenzuela [Member] | Directors' Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	22,638
Enrique Cibie' Bluth [Member] | Company Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members			98,102
Enrique Cibie' Bluth [Member] | Enel Generacion Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	23,082	95,729
Enrique Cibie' Bluth [Member] | Directors' Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	6,941	32,648	29,796
Jorge Atton Palma [Member] | Company Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members			98,102
Jorge Atton Palma [Member] | Enel Generacion Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	76,781	95,729
Jorge Atton Palma [Member] | Directors' Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	24,841	32,648	29,796
Julio Pellegrini Vial [Member] | Company Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members			73,864
Julio Pellegrini Vial [Member] | Enel Generacion Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	90,996	95,729
Julio Pellegrini Vial [Member] | Directors' Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	$ 29,579	$ 32,648	23,162
Felipe Lamarca Claro [Member] | Company Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members			28,744
Felipe Lamarca Claro [Member] | Directors' Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members			6,634
Isabel Marshall Lagarrigue [Member] | Company Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members			$ 28,744